UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Institutional Investment Manager Filing this Report:

Name:     	ValMark Advisers, Inc.
Address:  	130 Springside Drive, Suite 300
		Akron, OH 44333

Form 13F File Number:  028-12433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael McClary
Title:		Director of Investment Advisor Services
Phone:		800-765-5201

Signature				Place		Date of Signing:

/signature/ Michael McClary		Akron, OH	01/30/08

Report Type: 13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$ 311,079.99 (x1,000)


List of Other Included Managers:		None

Form 13F Information Table
Name of Issuer	 Title of Class  CUSIP	    Value      SHRS	Inv. 	Otr.  Voting
					   (x$1000)		Disc.	Mang. Auth.
CROCS INC	COM              227046109	15	406 SH	Sole	N/A	None
ISHARES TR 	RUSL 2000 VALU   464287630	120	1515
							SH	Sole	N/A	None
MIDCAP SPDR
TR 	        UNIT SER 1       595635103	101	653 SH	Sole	N/A	None
RYDEX ETF
TR	        S&P 500 EQ TRD   78355W106	97	2063 SH	Sole	N/A	None
ISHARES TR 	RUSSELL1000GRW   464287614	127	2133 SH	Sole	N/A	None
ISHARES TR 	RUSSELL1000VAL   464287598	120	1515 SH	Sole	N/A	None
ISHARES TR 	HIGH YLD CORP    464288513	34	335 SH	Sole	N/A	None
ISHARES TR 	LEHMAN 10-20YR   464288653	74	711 SH	Sole	N/A	None
POWERSHARES
ETF TR 	        FINL PFD PTFL    73935X229	7162	362017
                                                        SH	Sole	N/A	None
BLDRS INDEX
FDS TR 	        EMER MK 50 ADR   09348R300	46	828 SH	Sole	N/A	None
ISHARES INC 	MSCI EMU INDX    464286608	381	3190 SH	Sole	N/A	None
ISHARES TR 	S&G GL MATERIA   464288695	409	5273 SH	Sole	N/A	None
WISDOMTREE TR 	INTL MIDCAP DV   97717W778	346	5194 SH	Sole	N/A	None
WESTERN AST 	HIGH INCM OPP
                COM              95766K109	13623	2271098
                                                        SH	Sole	N/A	None
DJ WILSHIRE 	REIT ETF         78464A607	5720	82545
                                                        SH	Sole	N/A	None
ISHARES TR 	DJ SEL DIV INX   464287168	184	2854 SH	Sole	N/A	None
ISHARES TR 	GS NAT RES IDX   464287374	21	162 SH	Sole	N/A	None
ISHARES TR 	MSCI EAFE IDX    464287465	44815	570902
                                                        SH	Sole	N/A	None
ISHARES TR 	MSCI EMERG MKT   464287234	15461	102874
                                                        SH	Sole	N/A	None
ISHARES TR 	MSCI GRW IDX     464288885	73	944 SH	Sole	N/A	None
ISHARES TR 	MSCI VAL IDX     464288877	72	911 SH	Sole	N/A	None
ISHARES TR 	RUSSELL MDCAP
                GR               464287481	18638	163584
                                                        SH	Sole	N/A	None
ISHARES TR 	RUSSELL MDCAP
                VL               464287473	16357	115696
                                                        SH	Sole	N/A	None
ISHARES TR 	S&P SMLCP GROW   464287887	22997	170530
                                                        SH	Sole	N/A	None
ISHARES TR 	S&P SMLCP VALU   464287879	14405	205790
                                                        SH	Sole	N/A	None
ISHARES TR 	S&P500/BAR GRW   464287309	36782	526709
                                                        SH	Sole	N/A	None
ISHARES TR 	S&P500/BAR VAL   464287408	29949	392208
                                                        SH	Sole	N/A	None
POWERSHARES
ETF TR 	        INTL DIV ACHV    73935X716	350	17027
                                                        SH	Sole	N/A	None
SPDR DJ
WILSHIRE 	INTNTNL RE       78463X863	8209	144158
                                                        SH	Sole	N/A	None
VANGUARD STR
IDX FDS 	ENERGY VIPERS    92204A306	13457	118566
                                                        SH	Sole	N/A	None
VANGUARD STR
IDX FDS 	MATLS VIPERS     92204A801	9138	103921
                                                        SH	Sole	N/A	None
ISHARES TR 	GS CORP BD FD    464287242	13903	132605
                                                        SH	Sole	N/A	None
ISHARES TR 	US TIPS BD FD    464287176	32862	310603
                                                        SH	Sole	N/A	None
ISHARES TR 	1-3 YR TRS BD    464287457	460	5606
                                                        SH	Sole	N/A	None
ISHARES TR 	7-10 YR TRS BD   464287440	5077	58355
                                                        SH	Sole	N/A	None